Portfolio of investments—January 31, 2026 (unaudited)
Portfolio of investments

	Shares	Value
Investment companies: 96.20%
Affiliated master portfolios: 38.72%
Allspring Disciplined International Developed Markets Portfolio		$13,217,132
Allspring Disciplined Large Cap Portfolio		39,112,447
Allspring Real Return Portfolio		25,211,737
Allspring Small Company Value Portfolio		2,178,867
		79,720,183
Alternative investment funds: 2.48%
Allspring Alternative Risk Premia Fund Class R6♠	596,186	5,097,391
Bond funds: 2.94%
Allspring High Yield Bond Fund Institutional Class♠	1,983,923	6,050,964
Exchange-traded funds: 37.96%
Allspring Broad Market Core Bond ETF♠	301,140	7,566,143
Allspring Core Plus ETF♠	301,501	7,529,987
Allspring Income Plus ETF♠	298,290	7,542,263
Allspring Special Large Value ETF♠	297,478	8,640,546
iShares Core MSCI EAFE ETF	102,916	9,679,250
iShares Core MSCI Emerging Markets ETF	126,407	9,172,092
iShares Core S&P 500 ETF	20,018	13,913,111
iShares Core U.S. Aggregate Bond ETF	15,592	1,561,227
iShares MSCI Brazil ETF	150,324	5,568,000
iShares MSCI Global Gold Miners ETF	24,923	2,012,781
iShares MSCI South Korea ETF	40,602	4,970,091
		78,155,491
Multi-asset funds: 5.83%
Allspring Diversified Income Builder Fund Class R6♠	1,847,935	11,993,095
Stock funds: 8.27%
Allspring Disciplined Small Cap Fund Class R6♠	158,005	2,493,314
Allspring Emerging Growth Fund Class R6♠†	169,510	2,139,216
Allspring Emerging Markets Equity Fund Class R6♠	123,368	4,611,510
Allspring Large Cap Growth Fund Class R6♠†	87,773	3,890,100
Allspring Premier Large Company Growth Fund Class R6♠†	323,548	3,889,048
		17,023,188
Total investment companies (Cost $153,115,291)		198,040,312
See accompanying notes to portfolio of investments
Spectrum Growth Fund | 1

Portfolio of investments—January 31, 2026 (unaudited)

		Yield	Shares	Value
Short-term investments: 1.64%
Investment companies: 1.64%
Allspring Government Money Market Fund Select Class♠∞		3.63%	3,381,351	$3,381,351
Total short-term investments (Cost $3,381,351)				3,381,351
Total investments in securities (Cost $156,496,642)	97.84%			201,421,663
Other assets and liabilities, net	2.16			4,455,660
Total net assets	100.00%			$205,877,323

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
∞	The rate represents the 7-day annualized yield at period end.
See accompanying notes to portfolio of investments
2 | Spectrum Growth Fund

Portfolio of investments—January 31, 2026 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period
Investment companies
Allspring Alternative Risk Premia Fund Class R6	$4,469,208	$334,978	$(21,815)	$(3,108)	$318,128	$5,097,391
Allspring Broad Market Core Bond ETF	4,075,061	3,467,319	(25,121)	(199)	49,083	7,566,143
Allspring Core Plus ETF	3,625,758	3,893,142	(29,584)	(162)	40,833	7,529,987
Allspring Disciplined Small Cap Fund Class R6	3,676,672	97,265	(2,089,573)	223,203	585,747	2,493,314
Allspring Diversified Income Builder Fund Class R6	10,459,035	498,522	(100,052)	892	1,134,698	11,993,095
Allspring Emerging Growth Fund Class R6†	2,206,318	170,298	(511,220)	15,994	257,826	2,139,216
Allspring Emerging Markets Equity Fund Class R6	3,527,359	89,990	(213,571)	27,297	1,180,435	4,611,510
Allspring High Yield Bond Fund Institutional Class	13,861,812	568,735	(8,706,348)	300,075	26,690	6,050,964
Allspring Income Plus ETF	3,816,804	3,651,793	(17,459)	(54)	91,179	7,542,263
Allspring Large Cap Growth Fund Class R6†	3,530,134	477,666	(342,844)	(2,106)	227,250	3,890,100
Allspring Premier Large Company Growth Fund Class R6†	3,524,938	789,285	(416,412)	2,010	(10,773)	3,889,048
Allspring Special Large Value ETF	0	7,834,262	0	0	806,284	8,640,546
Short-term investments
Allspring Government Money Market Fund Select Class	200,000	31,996,295	(28,814,944)	0	0	3,381,351
Affiliated securities no longer held at end of period
Allspring Special Large Cap Value Fund Class R6	4,620,407	0	(4,979,739)	621,827	(262,495)	0
				$1,185,669	$4,444,885	$74,824,928

	Shares, end of period	Dividends from affiliated Underlying Funds	capital gain distributions from affiliated Underlying Funds
Investment companies
Allspring Alternative Risk Premia Fund Class R6	596,186	$329,424	$0
Allspring Broad Market Core Bond ETF	301,140	246,236	24,266
Allspring Core Plus ETF	301,501	240,986	45,132
Allspring Disciplined Small Cap Fund Class R6	158,005	7,656	89,608
Allspring Diversified Income Builder Fund Class R6	1,847,935	498,522	0
Allspring Emerging Growth Fund Class R6†	169,510	0	170,298
Allspring Emerging Markets Equity Fund Class R6	123,368	89,990	0
Allspring High Yield Bond Fund Institutional Class	1,983,923	443,565	0
Allspring Income Plus ETF	298,290	268,572	26,748
Allspring Large Cap Growth Fund Class R6†	87,773	0	477,666
Allspring Premier Large Company Growth Fund Class R6†	323,548	0	789,285
Allspring Special Large Value ETF	297,478	72,721	0
Short-term investments
Allspring Government Money Market Fund Select Class	3,381,351	162,801	0
Affiliated securities no longer held at end of period
Allspring Special Large Cap Value Fund Class R6	0	0	0
		$2,360,473	$1,623,003

†	Non-income-earning security
See accompanying notes to portfolio of investments
Spectrum Growth Fund | 3

Portfolio of investments—January 31, 2026 (unaudited)

Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Affiliated Income Allocated from affiliated Master Portfolios	Value, end of period
Allspring Core Bond Portfolio	0.08%	0.00%	$(6,050)	$21,445	$0	$31,153	$823	$0
Allspring Disciplined International Developed Markets Portfolio	4.31	4.68	718,143	1,714,262	209,613	658	6,485	13,217,132
Allspring Disciplined Large Cap Portfolio	11.40	11.65	2,030,852	5,581,177	324,561	3,242	17,321	39,112,447
Allspring Real Return Portfolio	7.44	6.49	330,264	2,793,807	79,449	246,489	182,083	25,211,737
Allspring Small Company Value Portfolio	0.37	0.35	181,387	225,595	26,036	11	589	2,178,867
			$3,254,596	$10,336,286	$639,659	$281,553	$207,301	$79,720,183
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Volatility Index	250	2-18-2026	$4,870,923	$4,761,200	$0	$(109,723)
OMX Stockholm 30 Index	123	2-20-2026	4,168,866	4,179,860	10,994	0
Australian Dollar Futures	91	3-16-2026	6,057,107	6,344,520	287,413	0
10-Year U.S. Treasury Notes	10	3-20-2026	1,128,308	1,118,281	0	(10,027)
E-Mini NASDAQ 100 Index	12	3-20-2026	6,110,923	6,160,800	49,877	0
E-Mini S&P 500 Index	9	3-20-2026	3,099,934	3,134,588	34,654	0
Euro STOXX 50 Index	88	3-20-2026	6,286,095	6,207,533	0	(78,562)
MSCI Emerging Markets Index	83	3-20-2026	5,835,932	6,311,320	475,388	0
U.S. Long Term Bond	1	3-20-2026	116,526	115,125	0	(1,401)
2-Year U.S. Treasury Notes	252	3-31-2026	52,574,577	52,540,031	0	(34,546)
5-Year U.S. Treasury Notes	385	3-31-2026	42,015,500	41,937,930	0	(77,570)
Short
British Pound Futures	(120)	3-16-2026	(10,055,104)	(10,272,750)	0	(217,646)
Euro Futures	(55)	3-16-2026	(8,057,014)	(8,176,437)	0	(119,423)
Ultra 10-Year U.S. Treasury Notes	(107)	3-20-2026	(12,261,336)	(12,214,719)	46,617	0
Ultra U.S. Treasury Bond	(118)	3-20-2026	(14,019,388)	(13,857,625)	161,763	0
					$1,066,706	$(648,898)
See accompanying notes to portfolio of investments
4 | Spectrum Growth Fund

Notes to portfolio of investments—January 31, 2026 (unaudited)
Notes to portfolio of investments
The Fund is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds (collectively, the “Underlying Funds”) to pursue its investment objective. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Allspring Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.
Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values and foreign exchange rates and is subject to interest rate risk, equity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Spectrum Growth Fund | 5

Notes to portfolio of investments—January 31, 2026 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investment companies	$118,320,129	$0	$0	$118,320,129
Short-term investments
Investment companies	3,381,351	0	0	3,381,351
Investments measured at net asset value*				79,720,183
	121,701,480	0	0	201,421,663
Futures contracts	1,066,706	0	0	1,066,706
Total assets	$122,768,186	$0	$0	$202,488,369
Liabilities
Futures contracts	$648,898	$0	$0	$648,898
Total liabilities	$648,898	$0	$0	$648,898

*
Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The aggregated affiliated Master Portfolios valued at $79,720,183 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.
As of January 31, 2026, $4,611,862 was segregated as cash collateral for these open futures contracts.
At January 31, 2026, the Funds did not have any transfers into/out of Level 3.
The investment objective of each affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective
Allspring Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Allspring Disciplined International Developed Markets Portfolio	Seeks long-term capital appreciation
Allspring Disciplined Large Cap Portfolio	Seeks long-term capital appreciation
Allspring Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Allspring Small Company Value Portfolio	Seeks long-term capital appreciation
6 | Spectrum Growth Fund